Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity
14	Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on February 24, 2025. Our authorized share capital is US$50,000 divided into 250,000,000 Ordinary Shares, with a par value of US$0.0002 each, comprising (a) 225,000,000 Class A Ordinary Shares of nominal or par value US$0.0002 each, and (b) 25,000,000 Class B Ordinary Shares of nominal or par value of US$0.0002 each.

Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten (10) votes per share on all matters submitted to a vote of shareholders.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder. Class A ordinary shares are not convertible into Class B ordinary shares.

Except for the differential voting rights and conversion features described above, Class A and Class B ordinary shares have the same economic rights, including rights to dividends and distributions and to share pro rata in the assets of the Company upon liquidation.

On December 4, 2025, the Company completed its initial public offering in which the Company issued and sold an aggregate of 2,705,000 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a public offering price of US$4 per share, including the exercise in partial of the underwriters’ over-allotment option to purchase an additional 205,000 shares. The aggregate gross proceeds from the IPO were US$10,820,000. The shares issued in the IPO are classified as ordinary shares within shareholders’ equity.

Upon the closing of the IPO, the Company received net proceeds of approximately US$9,874,400, after deducting underwriting discounts and commissions and other offering expenses.

Offering costs that were directly attributable to the IPO were previously capitalized and, upon consummation of the IPO, were charged against the gross proceeds and recorded as a reduction to additional paid-in capital (“APIC”) in accordance with ASC 340-10-S99-1.

All issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares are fully paid.